Schedule of Investments (unaudited) October 31, 2020	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 44.4%
Abeona Therapeutics Inc.(a)	578	$618
ACADIA Pharmaceuticals Inc.(a)	2,346	108,972
Acceleron Pharma Inc.(a)	1,122	117,339
Achillion Pharmaceuticals Inc.(a)(b)(c)	624	287
Acorda Therapeutics Inc.(a)(c)	867	758
Adverum Biotechnologies Inc.(a)	1,291	14,085
Agenus Inc.(a)	1,479	5,457
Albireo Pharma Inc.(a)	352	11,109
Alder Biopharmaceuticals Inc.(a)(b)	312	275
Alexion Pharmaceuticals Inc.(a)	3,993	459,754
Allakos Inc.(a)(c)	577	54,890
Allogene Therapeutics Inc.(a)	1,481	50,236
Alnylam Pharmaceuticals Inc.(a)	2,690	330,789
AMAG Pharmaceuticals Inc.(a)	544	7,464
Amgen Inc.	5,038	1,092,944
Amicus Therapeutics Inc.(a)	6,200	110,546
AnaptysBio Inc.(a)	289	8,514
ANI Pharmaceuticals Inc.(a)	119	3,033
Apellis Pharmaceuticals Inc.(a)	1,432	45,681
Applied Therapeutics Inc.(a)	301	4,897
Aprea Therapeutics Inc.(a)(c)	359	7,830
Arcus Biosciences Inc.(a)	1,212	26,422
Ardelyx Inc.(a)	1,461	7,466
Arena Pharmaceuticals Inc.(a)	1,346	115,379
Arrowhead Pharmaceuticals Inc.(a)	2,242	128,467
Assembly Biosciences Inc.(a)	374	5,513
Atara Biotherapeutics Inc.(a)	1,651	21,314
Athersys Inc.(a)	4,184	7,322
Avrobio Inc.(a)	511	7,297
BioCryst Pharmaceuticals Inc.(a)	3,972	15,173
Biogen Inc.(a)	3,278	826,285
Biohaven Pharmaceutical Holding Co. Ltd.(a)	610	47,251
BioMarin Pharmaceutical Inc.(a)	4,154	309,182
Bio-Rad Laboratories Inc., Class A(a)	34	19,938
Bluebird Bio Inc.(a)	1,695	87,648
Blueprint Medicines Corp.(a)	1,206	123,350
Bridgebio Pharma Inc.(a)	1,649	63,289
Calithera Biosciences Inc.(a)	1,864	6,599
Cara Therapeutics Inc.(a)	612	8,115
Celldex Therapeutics Inc.(a)	44	697
ChemoCentryx Inc.(a)(c)	883	42,384
Chinook Therapeutics Inc.(a)	156	1,927
Constellation Pharmaceuticals Inc.(a)	475	9,319
Contra Aduro Biotech I(a)(b)	156	468
Cortexyme Inc.(a)(c)	301	14,409
Crinetics Pharmaceuticals Inc.(a)(c)	584	7,055
Cue Biopharma Inc.(a)	699	7,787
Cymabay Therapeutics Inc.(a)	1,359	11,307
CytomX Therapeutics Inc.(a)	663	4,389
Deciphera Pharmaceuticals Inc.(a)	953	55,341
Denali Therapeutics Inc.(a)	1,841	78,758
Dicerna Pharmaceuticals Inc.(a)	1,171	24,579
Dynavax Technologies Corp.(a)	1,088	4,058
Editas Medicine Inc.(a)	1,287	39,820
Emergent BioSolutions Inc.(a)(c)	865	77,824
Epizyme Inc.(a)	1,614	19,949
Esperion Therapeutics Inc.(a)	527	15,794
Exact Sciences Corp.(a)	1,005	124,449

Security	Shares	Value

Biotechnology (continued)
Exelixis Inc.(a)	6,457	$132,239
Fate Therapeutics Inc.(a)	1,448	64,291
FibroGen Inc.(a)	1,564	60,026
Five Prime Therapeutics Inc.(a)	765	3,488
Frequency Therapeutics Inc.(a)	565	12,362
Geron Corp.(a)	2,091	3,638
Gilead Sciences Inc.	14,787	859,864
GlycoMimetics Inc.(a)(c)	783	2,192
Gossamer Bio Inc.(a)	1,088	9,030
Guardant Health Inc.(a)	677	72,209
Halozyme Therapeutics Inc.(a)(c)	2,705	75,740
Homology Medicines Inc.(a)	726	7,674
ImmunoGen Inc.(a)	3,228	18,206
Incyte Corp.(a)	1,698	147,115
Innoviva Inc.(a)	1,003	10,842
Inovio Pharmaceuticals Inc.(a)(c)	3,914	38,553
Insmed Inc.(a)	2,292	75,498
Intercept Pharmaceuticals Inc.(a)(c)	577	16,035
Ionis Pharmaceuticals Inc.(a)	2,819	132,352
Iovance Biotherapeutics Inc.(a)(c)	3,167	112,999
Karuna Therapeutics Inc.(a)	356	28,904
Karyopharm Therapeutics Inc.(a)	1,594	23,623
Kiniksa Pharmaceuticals Ltd., Class A(a)	472	7,392
Kodiak Sciences Inc.(a)	578	52,488
Krystal Biotech Inc.(a)	236	10,146
Lexicon Pharmaceuticals Inc.(a)	901	1,000
Ligand Pharmaceuticals Inc.(a)	357	29,435
MacroGenics Inc.(a)	1,140	22,127
MEI Pharma Inc.(a)	2,852	7,415
Mersana Therapeutics Inc.(a)	1,696	30,562
Mirati Therapeutics Inc.(a)	856	185,872
Moderna Inc.(a)	6,628	447,191
Molecular Templates Inc.(a)	768	6,789
Myriad Genetics Inc.(a)	595	7,396
Nektar Therapeutics(a)	4,029	63,819
NextCure Inc.(a)	287	2,772
Novavax Inc.(a)(c)	1,287	103,874
Omeros Corp.(a)	799	8,102
Pieris Pharmaceuticals Inc.(a)	1,088	2,731
Precigen Inc.(a)	748	3,209
Prothena Corp. PLC(a)	746	8,139
Provention Bio Inc.(a)	861	10,211
PTC Therapeutics Inc.(a)	1,105	57,670
Puma Biotechnology Inc.(a)	663	5,549
Radius Health Inc.(a)	850	11,398
Regeneron Pharmaceuticals Inc.(a)	1,870	1,016,457
REGENXBIO Inc.(a)	578	16,623
Replimune Group Inc.(a)	498	20,821
Retrophin Inc.(a)	799	16,172
Rigel Pharmaceuticals Inc.(a)	3,043	7,547
Rocket Pharmaceuticals Inc.(a)(c)	443	12,377
Rubius Therapeutics Inc.(a)	696	2,944
Sage Therapeutics Inc.(a)	1,241	91,065
Sangamo Therapeutics Inc.(a)	2,686	27,773
Scholar Rock Holding Corp.(a)	559	21,745
Seagen Inc.(a)	2,646	441,353
Solid Biosciences Inc.(a)	273	893
Sorrento Therapeutics Inc.(a)(c)	4,369	30,321
Stoke Therapeutics Inc.(a)(c)	342	13,129
Syndax Pharmaceuticals Inc.(a)	817	14,224

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Theravance Biopharma Inc.(a)	831	$15,714
Translate Bio Inc.(a)	936	12,009
Turning Point Therapeutics Inc.(a)	749	69,050
Ultragenyx Pharmaceutical Inc.(a)(c)	1,307	131,353
United Therapeutics Corp.(a)	799	107,250
Vericel Corp.(a)	407	7,542
Vertex Pharmaceuticals Inc.(a)	4,374	911,367
Viking Therapeutics Inc.(a)	1,103	6,210
Vir Biotechnology Inc.(a)	1,134	35,653
WaVe Life Sciences Ltd.(a)	357	2,524
Xencor Inc.(a)	1,020	39,148
Y-mAbs Therapeutics Inc.(a)	493	21,071
ZIOPHARM Oncology Inc.(a)	2,584	5,401

		10,891,705

Chemicals — 0.0%
Codexis Inc.(a)	766	10,195

Electrical Components & Equipment — 0.2%
Universal Display Corp.	238	47,198

Health Care - Products — 3.8%
10X Genomics Inc., Class A(a)	395	54,075
Abbott Laboratories	359	37,734
Adaptive Biotechnologies Corp.(a)	1,067	49,167
Axogen Inc.(a)	238	3,001
Baxter International Inc.	1,733	134,429
CareDx Inc.(a)	291	14,274
Cerus Corp.(a)	2,563	13,456
Cooper Companies Inc. (The)(c)	148	47,219
Glaukos Corp.(a)	442	24,717
Haemonetics Corp.(a)	221	22,341
ICU Medical Inc.(a)(c)	85	15,112
IDEXX Laboratories Inc.(a)	57	24,215
Inspire Medical Systems Inc.(a)	191	22,811
Insulet Corp.(a)(c)	135	30,004
Integra LifeSciences Holdings Corp.(a)	289	12,745
Intersect ENT Inc.(a)	306	4,743
Intuitive Surgical Inc.(a)	36	24,015
Lantheus Holdings Inc.(a)(c)	882	9,578
NanoString Technologies Inc.(a)	302	11,068
Natera Inc.(a)	323	21,725
Nevro Corp.(a)	238	35,512
Novocure Ltd.(a)(c)	1,136	138,706
Penumbra Inc.(a)(c)	86	22,449
Repligen Corp.(a)(c)	495	82,452
ResMed Inc.	270	51,824
Wright Medical Group NV(a)	525	16,060

		923,432

Health Care - Services — 1.4%
Catalent Inc.(a)	1,220	107,079
Charles River Laboratories International Inc.(a)	358	81,517
IQVIA Holdings Inc.(a)	701	107,947
Medpace Holdings Inc.(a)	169	18,749
OPKO Health Inc.(a)	3,893	13,703
Syneos Health Inc.(a)	476	25,266

		354,261

Pharmaceuticals — 46.9%
AbbVie Inc.	13,402	1,140,510
Aclaris Therapeutics Inc.(a)	578	2,220
Adamas Pharmaceuticals Inc.(a)	391	1,189

Security	Shares	Value

Pharmaceuticals (continued)
Aeglea BioTherapeutics Inc.(a)	1,106	$8,494
Aerie Pharmaceuticals Inc.(a)	765	8,117
Agios Pharmaceuticals Inc.(a)	1,375	55,096
Akebia Therapeutics Inc.(a)	3,485	7,737
Alector Inc.(a)	1,362	12,816
Alkermes PLC(a)	2,857	46,426
AmerisourceBergen Corp.	334	32,087
Amneal Pharmaceuticals Inc.(a)	2,279	9,481
Amphastar Pharmaceuticals Inc.(a)	561	10,990
Anika Therapeutics Inc.(a)	170	5,545
Antares Pharma Inc.(a)	2,516	6,869
Arvinas Inc.(a)	440	9,200
Athenex Inc.(a)	1,378	15,709
Axsome Therapeutics Inc.(a)	665	44,096
Bausch Health Companies Inc.(a)(c)	3,774	62,271
Bioxcel Therapeutics Inc.(a)	278	12,702
Bristol-Myers Squibb Co.	19,493	1,139,366
Catalyst Pharmaceuticals Inc.(a)	1,276	3,790
Clovis Oncology Inc.(a)(c)	986	4,861
Coherus Biosciences Inc.(a)	1,308	21,804
Collegium Pharmaceutical Inc.(a)	459	8,184
Concert Pharmaceuticals Inc.(a)	408	4,211
Corbus Pharmaceuticals Holdings Inc.(a)(c)	952	895
Corcept Therapeutics Inc.(a)	1,870	31,379
Cyclerion Therapeutics Inc.(a)	255	597
Cytokinetics Inc.(a)	918	14,110
DexCom Inc.(a)	337	107,698
Eagle Pharmaceuticals Inc./DE(a)	238	11,072
Eidos Therapeutics Inc.(a)	286	20,283
Elanco Animal Health Inc.(a)	3,516	109,031
Eli Lilly & Co.	7,869	1,026,590
Enanta Pharmaceuticals Inc.(a)	289	12,609
Endo International PLC(a)	2,670	12,202
Flexion Therapeutics Inc.(a)(c)	663	7,949
G1 Therapeutics Inc.(a)	374	4,110
Global Blood Therapeutics Inc.(a)(c)	1,276	67,475
Heron Therapeutics Inc.(a)	1,394	22,736
Horizon Therapeutics PLC(a)	3,914	293,276
Intellia Therapeutics Inc.(a)	1,060	25,376
Intra-Cellular Therapies Inc.(a)	1,349	33,280
Ironwood Pharmaceuticals Inc.(a)	2,550	25,194
Jazz Pharmaceuticals PLC(a)	1,143	164,706
Johnson & Johnson	15,249	2,090,790
Jounce Therapeutics Inc.(a)	306	2,546
Kadmon Holdings Inc.(a)(c)	3,789	12,883
Kala Pharmaceuticals Inc.(a)(c)	1,041	6,871
Kura Oncology Inc.(a)	1,236	38,625
La Jolla Pharmaceutical Co.(a)(c)	391	1,329
Lannett Co. Inc.(a)(c)	493	3,170
Madrigal Pharmaceuticals Inc.(a)	168	21,378
MediciNova Inc.(a)	697	3,896
Merck & Co. Inc.	19,522	1,468,250
Mylan NV(a)	6,613	96,153
MyoKardia Inc.(a)	1,142	255,271
Neurocrine Biosciences Inc.(a)	2,138	210,956
Ocular Therapeutix Inc.(a)	1,382	13,129
Odonate Therapeutics Inc.(a)	272	3,919
Pacira BioSciences Inc.(a)	646	33,786
Paratek Pharmaceuticals Inc.(a)	527	2,514
Perrigo Co. PLC	1,339	58,742

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Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Evolved U.S. Innovative Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Pfizer Inc.	36,022	$1,278,061
PRA Health Sciences Inc.(a)	493	48,038
Prestige Consumer Healthcare Inc.(a)	272	8,984
Progenics Pharmaceuticals Inc.(a)(b)(c)	1,001	0	(d)
Protagonist Therapeutics Inc.(a)	782	14,819
Reata Pharmaceuticals Inc., Class A(a)(c)	528	61,623
Relmada Therapeutics Inc.(a)	272	8,413
Revance Therapeutics Inc.(a)	1,331	34,446
Rhythm Pharmaceuticals Inc.(a)	746	15,793
Sarepta Therapeutics Inc.(a)	1,644	223,436
Spectrum Pharmaceuticals Inc.(a)	1,989	6,822
Supernus Pharmaceuticals Inc.(a)	935	17,167
Synergy Pharmaceuticals Inc.(a)(c)	1,136	7
Syros Pharmaceuticals Inc.(a)	983	6,557
TG Therapeutics Inc.(a)	2,686	67,875
TherapeuticsMD Inc.(a)(c)	2,720	3,318
Tricida Inc.(a)	544	3,063
UroGen Pharma Ltd.(a)	273	6,148
Vanda Pharmaceuticals Inc.(a)	952	10,177
Voyager Therapeutics Inc.(a)	544	5,783
Zoetis Inc.	4,219	668,922
Zogenix Inc.(a)(c)	1,224	26,096

		11,504,095

Telecommunications — 0.0%
InterDigital Inc.	153	8,565

Total Common Stocks — 96.7% (Cost: $23,543,327)		23,739,451

Rights

Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co. (Expires 3/31/2021)(a)	2,353	7,671

Total Rights — 0.0% (Cost: $5,012)		7,671

Security	Shares	Value

Short-Term Investments

Money Market Funds — 7.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(e)(f)(g)	1,117,853	$1,118,635
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(e)(f)	782,000	782,000

		1,900,635

Total Short-Term Investments — 7.8% (Cost: $1,900,625)		1,900,635

Total Investments in Securities — 104.5% (Cost: $25,448,964)		25,647,757

Other Assets, Less Liabilities — (4.5)%		(1,093,458)

Net Assets — 100.0%		$24,554,299

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)	Rounds to less than $1.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$432,025	$686,946	(a)	$—	$(196)	$(140)	$1,118,635	1,117,853	$3,787	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	102,000	680,000	(a)	—	—	—	782,000	782,000	54		—

					$(196)	$(140)	$1,900,635		$3,841		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

3

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® Evolved U.S. Innovative Healthcare ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$23,738,421	$—	$1,030	$23,739,451
Rights	7,671	—	—	7,671
Money Market Funds	1,900,635	—	—	1,900,635

	$25,646,727	$—	$1,030	$25,647,757

4